UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Conrad Goodkind; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1.	Schedule of Investments.

SELECT VALUE FUND—SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

COMMON STOCKS (87.4%)	SHARES	VALUE
Aerospace & Defense (2.8%)
Goodrich Corp. (a)	150,000	$10,234,500
Air Freight & Logistics (1.7%)
FedEx Corp.	60,000	6,285,000
Airlines (2.1%)
Southwest Airlines Co.	500,000	7,400,000
Beverages (2.0%)
Constellation Brands, Inc. (Class A)(b)	300,000	7,263,000
Chemicals (4.7%)
RPM International, Inc.	300,000	7,185,000
PPG Industries, Inc.	70,000	5,288,500
Dow Chemical Co.	100,000	4,306,000

		16,779,500
Commercial Banks (5.7%)
Marshall & Ilsley Corp.	145,000	6,346,650
Citizens Republic Bancorp, Inc.	340,000	5,477,400
SunTrust Banks, Inc.	70,000	5,296,900
Renasant Corp.	150,000	3,244,500

		20,365,450
Communications Equipment (3.9%)
MasTec, Inc. (b)	600,000	8,442,000
ADTRAN, Inc.	250,000	5,757,500

		14,199,500
Computers & Peripherals (2.7%)
Seagate Technology	250,000	6,395,000
Sun Microsystems, Inc. (b)	600,000	3,366,000

		9,761,000
Diversified Consumer Services (2.4%)
H&R Block, Inc.	400,000	8,472,000
Diversified Financial Services (1.8%)
Bank of America Corp.	130,000	6,535,100
Electronic Equipment & Instruments (3.9%)
Plexus Corp. (b)	300,000	8,220,000
Avnet, Inc. (b)	150,000	5,979,000

		14,199,000
Energy Equipment & Services (4.3%)
ShawCor, Ltd. (Class A)(CAD)(c)	250,000	9,000,402
Grey Wolf, Inc. (b)	1,000,000	6,550,000

		15,550,402
Food & Staples Retailing (1.8%)
Wal-Mart Stores, Inc.	150,000	6,547,500
Food Products (4.0%)
Smithfield Foods, Inc. (b)	250,000	7,875,000
Hormel Foods Corp.	186,200	6,662,236

		14,537,236
Gas Utilities (1.9%)
UGI Corp.	270,000	7,014,600
Health Care Equipment & Supplies (4.8%)
Covidien, Ltd. (b)	175,000	7,262,500
Lifepoint Hospitals, Inc. (b)	200,000	6,002,000
Hospira, Inc. (b)	100,000	4,145,000

		17,409,500
Hotels, Restaurants & Leisure (1.1%)
Royal Caribbean Cruises, Ltd.	100,000	3,903,000
Household Durables (1.2%)
Toll Brothers, Inc. (b)	130,000	2,598,700
D. R. Horton, Inc.	135,000	1,729,350

		4,328,050
Industrial Conglomerates (2.3%)
General Electric Co.	200,000	8,280,000
Insurance (3.3%)
The Allstate Corp.	125,000	7,148,750
Unum Group	200,000	4,894,000

		12,042,750
Machinery (5.7%)
Caterpillar, Inc.	90,000	$7,058,700
Albany International Corp. (Class A)	180,000	6,748,200
Pentair, Inc.	200,000	6,636,000

		20,442,900
Media (1.8%)
CBS Corp. (Class B)	200,000	6,300,000
Metals & Mining (2.2%)
Alcoa, Inc.	200,000	7,824,000
Multi-Utilities (1.8%)
Integrys Energy Group, Inc.	125,000	6,403,750
Oil, Gas & Consumable Fuels (5.8%)
ConocoPhillips Co.	90,000	7,899,300
Anadarko Petroleum Corp.	140,000	7,525,000
Cimarex Energy Co.	150,000	5,587,500

		21,011,800
Paper & Forest Products (2.1%)
P.H. Glatfelter Co.	500,000	7,420,000
Pharmaceuticals (3.9%)
Pfizer, Inc.	300,000	7,329,000
Wyeth	150,000	6,682,500

		14,011,500
Road & Rail (2.4%)
J.B. Hunt Transport Services, Inc.	200,000	5,260,000
Union Pacific Corp.	30,000	3,391,800

		8,651,800
Specialty Retail (2.1%)
Rent-A-Center, Inc. (b)	415,000	7,523,950
Trading Companies & Distributors (1.2%)
WESCO International, Inc. (b)	100,000	4,294,000

TOTAL COMMON STOCKS (Cost $277,797,478)		$314,990,788

SHORT-TERM INVESTMENTS (15.4%)	PAR AMOUNT	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (6.9%) (d)
U.S. Treasury Bills, 3.86% 11/29/07	$25,000,000	$24,853,393
TIME DEPOSITS (8.5%)(e)
Brown Brothers Harriman, 4.37%	30,519,375	30,519,375

TOTAL SHORT-TERM INVESTMENTS (Cost $55,362,451)		$55,372,768

TOTAL INVESTMENTS (Cost $333,159,929) (102.8%)		$370,363,556

Other assets and liabilities, net (-2.8%)		(10,006,343)

TOTAL NET ASSETS (100.0%)		$360,357,213

(a)	Security pledged as collateral on written options. See Note 2(f) in Notes to Schedules of Investments.

(b)	Non-income producing security.

(c)	Foreign-denominated security.

(d)	The rate denoted is the effective yield as of September 30, 2007.

(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of September 30, 2007.

(CAD)	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

1

VALUE PLUS FUND—SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

COMMON STOCKS (83.1%)	SHARES	VALUE
Aerospace & Defense (2.9%)
Applied Signal Technology, Inc.	600,000	$8,112,000
Building Products (1.3%)
Insteel Industries, Inc.	250,000	3,837,500
Chemicals (8.0%)
American Vanguard Corp.	400,000	7,808,000
Olin Corp.	300,000	6,714,000
Arch Chemicals, Inc.	100,000	4,688,000
Chemtura Corp.	400,000	3,556,000

		22,766,000
Commercial Banks (2.2%)
Cadence Financial Corp.	200,000	3,520,000
The South Financial Group, Inc.	125,000	2,842,500

		6,362,500
Commercial Services & Supplies (3.2%)
CDI Corp.	128,495	3,582,441
ABM Industries, Inc.	150,000	2,997,000
Navigant Consulting, Inc. (a)	200,000	2,532,000

		9,111,441
Electrical Equipment (3.3%)
LSI Industries, Inc.	450,000	9,234,000
Electronic Equipment & Instruments (4.5%)
Park Electrochemical Corp.	250,000	8,395,000
CTS Corp.	350,000	4,515,000

		12,910,000
Energy Equipment & Services (4.5%)
Tidewater, Inc.	110,000	6,912,400
Gulf Island Fabrication, Inc.	150,000	5,758,500

		12,670,900
Food Products (1.5%)
Sanderson Farms, Inc.	100,000	4,167,000
Health Care Equipment & Supplies (4.9%)
Datascope Corp.	250,000	8,452,500
STERIS Corp.	200,000	5,466,000

		13,918,500
Insurance (3.4%)
Horace Mann Educators Corp.	250,000	4,927,500
Harleysville Group, Inc.	150,000	4,797,000

		9,724,500
IT Services (3.0%)
Perot Systems Corp. (Class A)(a)	500,000	8,455,000
Machinery (2.7%)
Federal Signal Corp.	500,000	7,680,000
Media (3.5%)
PRIMEDIA, Inc.	400,000	5,616,000
Regal Entertainment Group	200,000	4,390,000

		10,006,000
Metals & Mining (4.3%)
Quanex Corp.	150,000	7,047,000
Amerigo Resources, Ltd. (CAD)(b)	2,000,000	5,168,946

		12,215,946
Multiline Retail (1.3%)
Tuesday Morning Corp.	400,000	3,596,000
Oil, Gas & Consumable Fuels (8.6%)
Cimarex Energy Co.	225,000	8,381,250
Massey Energy Co.	300,000	6,546,000
Berry Petroleum Co. (Class A)	150,000	5,938,500
St. Mary Land & Exploration Co.	100,000	3,567,000

		24,432,750
Paper & Forest Products (2.4%)
Wausau Paper Corp.	600,000	6,690,000
Pharmaceuticals (1.8%)
Biovail Corp. (CAD)(b)	300,000	5,225,261
Real Estate Investment Trusts (1.4%)
Education Realty Trust, Inc.	300,000	4,050,000
Road & Rail (1.7%)
Arkansas Best Corp.	150,000	4,899,000
Semiconductors (1.5%)
Micrel, Inc.	400,000	4,320,000
Software (8.6%)
Novell, Inc. (a)	1,000,000	7,640,000
Mentor Graphics Corp. (a)	500,000	7,550,000
Parametric Technology Corp. (a)	300,000	5,226,000
QAD, Inc.	450,000	3,897,000

		24,313,000
Trading Companies & Distributors (0.5%)
Electro Rent Corp.	93,400	1,308,534
Transportation Infrastructure (2.1%)
Quixote Corp.	300,000	5,940,000

TOTAL COMMON STOCKS (Cost $217,573,230)		$235,945,832

WARRANTS (0.0%)	SHARES	VALUE
Biotechnology (0.0%)
GTC Biotherapeutics, Inc. (a)(c)	273,224	$—
Internet Software & Services (0.0%)
Zix Corp. (a)(c)	198,000	—

TOTAL WARRANTS (Cost $34,153)		$—

SHORT-TERM INVESTMENTS (13.1%)	PAR AMOUNT	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (12.3%)(d)
U.S. Treasury Bills, 3.86% 11/29/07	$35,000,000	$34,794,751
TIME DEPOSITS (0.8%)(e)
Brown Brothers Harriman, 4.37%	2,359,745	2,359,745

TOTAL SHORT-TERM INVESTMENTS (Cost $37,140,052)		$37,154,496

TOTAL INVESTMENTS (Cost $ 254,747,435) (96.2%)		$273,100,328

Other assets and liabilities, net (3.8%)		10,829,964

TOTAL NET ASSETS (100.0%)		$283,930,292

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(c)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(d)	The rate denoted is the effective yield as of September 30, 2007.

(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of September 30, 2007.

(CAD)	Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

1

VALUE FUND—SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

COMMON STOCKS (88.5%)	SHARES	VALUE
Aerospace & Defense (0.9%)
MTC Technologies, Inc. (a)	400,000	$7,724,000
Ducommun, Inc. (a)	200,000	6,460,000
Magellan Aerospace Corp. (CAD)(a)(b)	1,500,000	3,605,189

		17,789,189
Air Freight & Logistics (0.1%)
AirNet Systems, Inc. (a)(c)(d)	991,890	2,509,482
Airlines (1.8%)
Alaska Air Group, Inc. (a)	1,163,000	26,853,670
Mesa Air Group, Inc. (a)(d)	1,478,500	6,564,540

		33,418,210
Auto Components (0.4%)
Strattec Security Corp.	100,000	4,652,000
Hy-Drive Technologies, Ltd.(CAD)(a)(b)	3,000,000	1,960,981
Wonder Auto Technology, Inc. (a)	200,000	1,548,000

		8,160,981
Biotechnology (2.6%)
Sanagamo BioSciences, Inc. (a)(d)	2,200,000	31,042,000
Discovery Laboratories, Inc. (a)(d)	5,500,000	14,795,000
Isolagen, Inc. (a)	1,000,000	2,660,000
Senesco Technologies, Inc. (a)(c)	1,248,833	1,086,485

		49,583,485
Building Products (0.3%)
Patrick Industries, Inc. (a)(d)	293,525	3,469,465
Maezawa Kasei Industries Co., Ltd.(JPY)(b)	200,000	2,902,917

		6,372,382
Capital Markets (1.3%)
Cowen Group, Inc. (a)	615,900	8,511,738
eSPEED, Inc. (Class A)(a)	987,312	8,421,771
FirstCity Financial Corp. (a)(c)(d)	811,800	8,028,702

		24,962,211
Chemicals (1.4%)
Omnova Solutions, Inc. (a)	2,000,000	11,560,000
Chemtura Corp.	1,000,000	8,890,000
Calgon Carbon Corp. (a)(g)	481,800	6,725,928

		27,175,928
Commercial Banks (3.0%)
Sterling Financial Corp.	600,000	16,146,000
Fidelity Southern Corp. (d)	500,000	7,465,000
Renasant Corp.	300,000	6,489,000
FNB Corp.	150,000	4,513,500
AmeriServ Financial, Inc. (a)(c)(d)	1,200,000	3,996,000
Eastern Virginia Bankshares, Inc.	200,000	3,898,000
WSB Financial Group, Inc. (a)(d)	295,000	3,374,800
Hawthorn Bancshares, Inc. (c)	90,700	2,811,700
Epic Bancorp.	200,000	2,560,000
Southern Community Financial Corp.	240,261	2,078,258
HF Financial Corp.	100,000	1,600,000
Guaranty Financial Corp. (c)(f)	9,528	1,124,304
Centennial Bank Holdings, Inc. (a)	74,600	477,440

		56,534,002
Commercial Services & Supplies (6.4%)
LECG Corp. (a)(d)	1,500,000	22,350,000
Intersections, Inc. (a)(c)(d)	1,500,000	15,315,000
Exponent, Inc. (a)	550,000	13,799,500
Hudson Highland Group, Inc. (a)(d)	1,000,000	12,730,000
Spherion Corp. (a)	1,500,000	12,390,000
Barrett Business Services, Inc.	400,000	9,532,000
TRC Cos., Inc. (a)	750,000	7,920,000
Navigant Consulting, Inc. (a)	600,000	7,596,000
SM&A (a)(d)	1,000,000	6,820,000
Perma-Fix Environmental Services, Inc. (a)	2,500,000	6,625,000
RCM Technologies, Inc. (a)(d)	780,100	5,109,655

		120,187,155
Communications Equipment (7.3%)
InterDigital, Inc. (a)(d)	2,750,000	57,145,000
Sycamore Networks, Inc. (a)	5,000,000	20,350,000
Aastra Technologies, Ltd. (CAD)(a)(b)	426,700	14,499,390
Avanex Corp. (a)	7,500,000	12,300,000
EMS Technologies, Inc. (a)	400,000	9,812,000
EFJ, Inc. (a)	1,000,000	5,800,000
Ditech Networks, Inc. (a)	971,488	5,119,742
Lantronix, Inc. (a)(d)	5,014,800	4,914,504
Westell Technologies, Inc. (a)	1,863,317	4,397,428
Hemisphere GPS, Inc. (CAD)(a)(b)	1,000,000	2,393,403
Extreme Networks, Inc. (a)	200,100	768,384
Oplink Communications, Inc. (a)	30,900	422,094

		137,921,945
Computers & Peripherals (0.2%)
STEC, Inc. (a)	500,000	3,815,000
Construction & Engineering (2.0%)
Insituform Technologies, Inc. (Class A)(a)	1,168,370	17,794,275
URS Corp. (a)	300,000	16,935,000
Modtech Holdings, Inc. (a)	1,299,100	2,403,335

		37,132,610
Diversified Consumer Services (1.3%)
Regis Corp.	400,000	12,764,000
The Princeton Review, Inc. (a)(d)	1,500,000	11,955,000

		24,719,000
Diversified Financial Services (0.9%)
Encore Capital Group, Inc. (a)	576,629	6,804,222
Asset Acceptance Capital Corp.	500,000	5,800,000
Collection House, Ltd. (AUD)(b)(c)	4,600,000	3,468,557

		16,072,779
Electrical Equipment (1.7%)
Xantrex Technology, Inc. (CAD)(a)(b)	1,200,000	13,298,471
Magnetek, Inc. (a)(d)	2,439,600	11,710,080
UQM Technologies, Inc. (a)	1,125,000	4,162,500
Composite Technology Corp. (a)(f)	1,456,311	2,766,991

		31,938,042
Electronic Equipment & Instruments (1.1%)
Napco Security Systems, Inc. (a)(d)	1,250,000	6,962,500
Wireless Ronin Technologies, Inc. (a)(d)	925,000	6,243,750
O.I. Corp. (c)(d)	245,900	3,073,750
MOCON, Inc.(c)	200,000	2,340,000
Optimal Group, Inc. (Class A)(a)	400,000	2,160,000

		20,780,000
Energy Equipment & Services (3.8%)
FuelCell Energy, Inc. (a)(d)	3,000,000	26,820,000
Newpark Resources, Inc. (a)	4,500,000	24,120,000
Gulf Island Fabrication, Inc.	300,000	11,517,000
China Natural Gas, Inc. (c)(d)(e)(f)	1,500,000	8,797,500

		71,254,500
Food Products (2.0%)
Riken Vitamin Co., Ltd. (JPY)(b)(c)	400,000	10,448,411
Origin Agritech, Ltd. (a)	1,089,500	8,269,305
Hanover Foods Corp. (Class A)(a)(c)(f)	49,250	5,331,313
Tasty Baking Co. (d)	424,900	4,287,241
The Inventure Group, Inc. (a)(d)	1,900,622	4,162,362
John B. Sanfilippo & Son, Inc. (a)	294,517	2,406,204
Monterey Gourmet Foods, Inc. (a)	547,257	2,085,049

		36,989,885
Health Care Equipment & Supplies (2.9%)
Fukuda Denshi Co., Ltd. (JPY)(b)(c)	300,000	9,690,901

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

3

VALUE FUND—SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2007 (Unaudited)

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Health Care Equipment & Supplies (Continued)
Osteotech, Inc. (a)(d)(g)	1,240,000	$9,324,800
Nissui Pharmaceutical Co., Ltd. (JPY)(b)(c)	938,000	6,901,263
Synovis Life Technologies, Inc. (a)(g)	297,900	6,425,703
Trinity Biotech plc (ADR)(a)	600,000	6,300,000
STAAR Surgical Co. (a)(d)	1,900,000	5,700,000
National Dentex Corp. (a)(d)	320,953	5,093,524
Criticare Systems, Inc. (a)(c)	1,000,000	2,950,000
Digirad Corp. (a)	543,300	1,754,859
Lifecore Biomedical, Inc. (a)	78,923	1,018,107

		55,159,157
Health Care Providers & Services (3.1%)
BioScrip, Inc. (a)(d)	2,000,000	12,840,000
Hooper Holmes, Inc. (a)(d)	5,000,000	11,800,000
PDI, Inc. (a)(d)	1,000,000	10,380,000
National Home Health Care Corp. (c)	506,502	6,255,300
Medical Staffing Network Holdings, Inc.(a)(c)	1,077,000	5,514,240
America Service Group, Inc. (a)	400,000	4,540,000
VistaCare, Inc. (Class A)(a)(d)	500,000	3,270,000
SRI/Surgical Express, Inc. (a)(c)(d)	500,000	3,160,000

		57,759,540
Hotels, Restaurants & Leisure (0.1%)
Buca, Inc. (a)(d)	1,194,350	2,233,435
Household Durables (0.1%)
Flexsteel Industries, Inc.	100,000	1,400,000
Household Products (0.6%)
Oil-Dri Corp. of America (d)	562,500	10,350,000
Insurance (2.5%)
Presidential Life Corp.	1,000,000	16,960,000
PMA Capital Corp. (Class A)(a)	1,000,000	9,500,000
SCPIE Holdings, Inc. (a)	358,000	7,965,500
KMG America Corp. (a)(d)	1,000,000	5,920,000
Specialty Underwriters’ Alliance, Inc. (a)	525,000	3,675,000
Meadowbrook Insurance Group, Inc. (a)	350,000	3,153,500

		47,174,000
Internet Software & Services (0.5%)
Jupitermedia Corp. (a)	1,200,000	7,596,000
iPass, Inc. (a)	500,000	2,100,000

		9,696,000
IT Services (3.1%)
First Consulting Group, Inc. (a)	1,250,000	12,875,000
TechTeam Global, Inc. (a)(c)(d)	975,000	11,505,000
Tier Technologies, Inc. (Class B)(a)(d)	950,000	9,690,000
Dynamics Research Corp. (a)(d)	750,000	8,377,500
StarTek, Inc. (d)	750,000	7,597,500
Computer Task Group, Inc. (a)(d)	1,000,000	4,350,000
Analysts International Corp. (a)(c)(d)	2,300,000	3,496,000

		57,891,000
Leisure Equipment & Products (0.1%)
Aldila, Inc.	100,000	1,653,000
Corgi International, Ltd. (ADR)(a)(d)	160,571	706,512

		2,359,512
Life Sciences, Tools & Services (0.8%)
Nektar Therapeutics (a)	1,235,900	10,912,997
Cambrex Corp.	341,800	3,722,202
CNS Response, Inc. (a)(c)(d)(f)	1,800,000	1,296,000

		15,931,199
Machinery (5.1%)
Federal Signal Corp.	1,500,000	23,040,000
Badger Meter, Inc.	521,000	16,698,050
Mueller Water Products, Inc. (Class A)	1,000,000	12,390,000
Flanders Corp. (a)(d)	2,375,567	10,856,341
Basin Water, Inc. (a)	900,000	10,647,000
Portec Rail Products, Inc. (d)	700,000	8,162,000
Met-Pro Corp.	400,000	6,472,000
Supreme Industries, Inc. (Class A)(d)	592,300	4,146,100
MFRI, Inc. (a)(d)	200,000	3,568,000

		95,979,491
Marine (2.0%)
Quintana Maritime, Ltd.	1,500,000	28,605,000
American Commercial Lines, Inc. (a)	400,000	9,492,000

		38,097,000
Media (2.2%)
Voyager Learning Co. (a)(d)(f)	1,210,100	9,959,123
Horipro, Inc. (JPY)(b)(c)	700,000	7,905,094
Spanish Broadcasting System, Inc. (Class A)(a)(d)	3,000,000	7,740,000
Journal Register Co. (d)	3,053,900	7,329,360
4 Kids Entertainment, Inc. (a)	200,000	3,518,000
Saga Communications, Inc. (a)	400,000	2,936,000
SPAR Group, Inc. (a)(c)(d)	1,228,000	1,228,000
Emak Worldwide, Inc. (a)	250,083	330,109

		40,945,686
Metals & Mining (4.8%)
High River Gold Mines, Ltd. (CAD)(a)(b)	10,000,000	30,370,073
PolyMet Mining Corp. (CAD)(a)(b)(c)	4,000,000	15,164,924
Canam Group, Inc. (CAD)(b)	750,000	10,483,709
Midway Gold Corp. (CAD)(a)(b)	2,500,000	7,793,644
North American Tungsten Corp., Ltd. (CAD)(a)(b)	5,050,700	7,669,506
Northwest Pipe Co. (a)	182,300	6,894,586
First Majestic Silver Corp. (CAD)(a)(b)	1,000,000	3,972,245
Northern Star Mining Corp. (CAD)(a)(b)	3,000,000	3,167,739
Constellation Copper Corp. (CAD)(a)(b)	4,462,300	2,916,829
Baffinland Iron Mines Corp. (CAD)(a)(b)	382,200	1,498,974

		89,932,229
Multiline Retail (1.2%)
Duckwall-ALCO Stores, Inc. (a)(c)(d)	380,400	14,017,740
Fred’s, Inc.	513,135	5,403,312
Tuesday Morning Corp.	250,000	2,247,500

		21,668,552
Oil, Gas & Consumable Fuels (9.2%)
Sherritt International Corp. (CAD)(b)	2,744,200	43,933,693
Swift Energy Co. (a)	1,000,000	40,920,000
Clayton Williams Energy, Inc. (a)(d)	548,760	18,109,080
Massey Energy Co.	700,000	15,274,000
Plains Exploration & Production Co. (a)	300,000	13,266,000
Quest Resource Corp. (a)	1,000,000	9,650,000
Brigham Exploration Co. (a)	1,439,425	8,535,790
Stone Energy Corp. (a)	200,000	8,002,000
Far East Energy Corp. (a)(d)	7,500,000	7,950,000
Rosetta Resources, Inc. (a)	400,000	7,336,000

		172,976,563
Personal Products (0.8%)
Nature’s Sunshine Products, Inc. (f)	500,000	6,210,000
NutraCea (a)	4,000,000	6,160,000
Natrol, Inc. (a)(d)	1,000,000	3,000,000

		15,370,000
Pharmaceuticals (2.0%)
Biovail Corp. (CAD)(b)	1,000,000	17,417,538
Fuji Pharmaceutical Co., Ltd. (JPY)(b)	499,000	9,515,107
Caraco Pharmaceutical Laboratories, Ltd. (a)	500,000	7,625,000
ASKA Pharmaceutical Co., Ltd. (JPY)(b)	500,000	3,931,214

		38,488,859
Real Estate Investment Trusts (0.4%)
Capital Lease Funding, Inc.	700,000	7,175,000
Road & Rail (0.6%)
Marten Transport, Ltd. (a)	700,000	10,787,000

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

4

VALUE FUND—SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2007 (Unaudited)

COMMON STOCK (CONTINUED)	SHARES	VALUE
Semiconductors (3.9%)
Skyworks Solutions, Inc. (a)	2,000,000	$18,080,000
TriQuint Semiconductor, Inc. (a)	3,000,000	14,730,000
hi/fn, inc. (a)(d)	1,300,000	10,634,000
Axcelis Technologies, Inc. (a)	2,050,337	10,477,222
Lattice Semiconductor Corp. (a)	1,500,000	6,735,000
Exar Corp. (a)	300,000	3,918,000
Micrel, Inc.	350,000	3,780,000
Kopin Corp. (a)	975,500	3,716,655
FSI International, Inc. (a)	1,000,000	2,330,000

		74,400,877
Software (1.6%)
Actuate Corp. (a)(d)	1,500,000	9,675,000
PLATO Learning, Inc. (a)(d)	1,505,600	5,691,168
Intervoice, Inc. (a)	500,000	4,695,000
Catapult Communications Corp. (a)	400,000	3,056,000
CallWave, Inc. (a)	1,000,000	2,900,000
ePlus, Inc. (a)(f)	304,800	2,682,240
OPNET Technologies, Inc. (a)	200,000	2,320,000

		31,019,408
Specialty Retail (0.3%)
Rent-A-Center, Inc. (a)	200,000	3,626,000
REX Stores Corp. (a)	100,000	1,935,000

		5,561,000
Textiles, Apparel & Luxury Goods (1.2%)
Hampshire Group, Ltd. (a)(c)(d)(f)	465,540	7,052,931
Lakeland Industries, Inc. (a)(c)(d)	500,000	5,980,000
Ashworth, Inc. (a)(d)	750,000	4,612,500
Phoenix Footwear Group, Inc. (a)(d)	790,000	2,488,500
LaCrosse Footwear, Inc.	137,590	2,457,357

		22,591,288
Thrifts & Mortgage Finance (0.5%)
B of I Holding, Inc. (a)(c)	400,000	2,956,000
Riverview Bancorp, Inc.	172,000	2,554,200
Pacific Premier Bancorp, Inc. (a)	240,700	2,544,199
Timberland Bancorp, Inc.	100,000	1,580,000

		9,634,399
Trading Companies & Distributors (0.4%)
Industrial Distribution Group, Inc. (a)(d)	500,000	4,720,000
Aceto Corp.	300,000	2,700,000

		7,420,000

TOTAL COMMON STOCKS (Cost $1,362,951,951)		$1,669,317,981

WARRANTS (0.0%)	SHARES	VALUE
Biotechnology (0.0%)
Senesco Technologies, Inc. (a)(d)(f)	50,000	$—
Commercial Services & Supplies (0.0%)
Waste Services, Inc. (a)(f)	25,000	—
Diversified Consumer Services (0.0%)
Whitney Information Network, Inc. (f)	300,000	—
Energy Equipment & Services (0.0%)
China Natural Gas, Inc. (c)(d)(e)(f)(h)	225,000	—
Health Care Equipment & Supplies (0.0%)
Medwave, Inc. (a)(f)	37,250	—
Life Sciences, Tools & Services (0.0%)
CNS Response, Inc. (a)(d)(f)	540,000	—
Metals & Mining (0.0%)
PolyMet Mining Corp. (CAD)(a)(b)(f)	1,000,000	—
Software (0.0%)
VocalTec Communications, Ltd. (f)	222,500	—
TOTAL WARRANTS (Cost $0)		$—

SHORT-TERM INVESTMENTS (10.6%)	PAR AMOUNT	VALUE
U.S. GOVERNMENT AGENCY SECURITIES (9.0)(i)
U.S. Treasury Bills, 3.86% 11/29/07	$170,000,000	$169,003,076
TIME DEPOSITS (1.6%)(j)
Brown Brothers Harriman, 4.37%	29,950,821	29,950,821

TOTAL SHORT-TERM INVESTMENTS (Cost $198,883,741)		$198,953,897

TOTAL INVESTMENTS (Cost $1,561,835,692) (99.1%)		$1,868,271,878

Other assets and liabilities, net (0.9%)		16,876,189

TOTAL NET ASSETS (100.0%)		$1,885,148,067

(a)	Non-income producing security.

(b)	Foreign-denominated security.

(c)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2(g) in Notes to Schedules of Investments.

(d)	Affiliated company. See Note 5 in Notes to Schedules of Investments.

(e)	Restricted security. See Note 2(h) in Notes to Schedules of Investments.

(f)	Valued at fair value using methods determined by the Board of Directors. See Note 2(a) in Notes to Schedules of Investments.

(g)	Security pledged as collateral on written options. See Note 2(f) in Notes to Schedules of Investments.

(h)	When-issued security. See Note 2(j) in Notes to Schedules of Investments.

(i)	The rate denoted is the effective yield as of September 30, 2007.

(j)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of September 30, 2007.

(ADR)	American Depositary Receipt.

(AUD)	Australian issuer.

(CAD)	Canadian issuer.

(JPY)	Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

The accompanying Notes to Schedules of Investments are an integral part of this schedule.

5

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2007 (Unaudited)

(1)	Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management (investment) company under the Investment Company Act of 1940. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (the “Funds”), each of which is a diversified fund, are issued by the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by an independent pricing service based primarily upon information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At September 30, 2007, 2.4% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	The Funds record security transactions no later than one business day after trade date. For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of futures contracts involves, to varying degrees, elements of market risk. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. The Funds had the following open futures contracts at September 30, 2007:

TYPE	NUMBER OF CONTRACTS	EXPIRATION DATE	UNREALIZED GAINS	NOTIONAL VALUE
Value Fund
Russell 2000 Index	250	December 2007	$684,243	$101,650,000

(e)	A short sale is a transaction in which a Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market value of that security. To complete a short sale, a Fund must borrow the security to deliver to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it in the open market at a later date. A Fund could incur a loss, which could be substantial and potentially unlimited, if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in value between those dates. A Fund must pay any dividends or interest payable to the lender of the security. All short sales must be collateralized in accordance with the applicable exchange or broker requirements. A Fund maintains the collateral in a segregated account with its custodian or broker, consisting of cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities sufficient to collateralize its obligation on the short positions. There were no short positions held during the nine-month period or at September 30, 2007.

(f)	The Funds may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. The Funds had the following transactions in written covered call options during the nine-month period ended September 30, 2007:

	SELECT VALUE FUND		VALUE PLUS FUND		VALUE FUND
	NUMBER OF CONTRACTS	PREMIUM	NUMBER OF CONTRACTS	PREMIUM	NUMBER OF CONTRACTS	PREMIUM
Balance at December 31, 2006	—	$—	—	$—	4,000	$884,088
Options written	3,450	539,392	1,500	256,494	48,774	4,613,337
Options expired	—	—	—	—	(10,670)	(1,574,266)
Options closed	(1,500)	(182,997)	—	—	(21,884)	(2,596,447)
Options exercised	(450)	(135,898)	(1,500)	(256,494)	(2,207)	(421,994)

Balance at September 30, 2007	1,500	$220,497	—	$—	18,013	$904,718

VALUE FUND	NUMBER OF CONTRACTS	VALUE
Calgon Carbon Corp., $10.00, 10/20/07	4,818	$1,927,200
Osteotech, Inc., $10.00, 11/17/07	12,400	124,000
Synovis Life Technologies, Inc., $15.00, 10/20/07	795	508,800

	18,013	$2,560,000

SELECT VALUE FUND	NUMBER OF CONTRACTS	VALUE
Goodrich Corp., $60.00, 11/17/07	1,500	$1,335,000

	1,500	$1,335,000

(g)	At September 30, 2007, 9.2% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. At September 30, 2007, the Value Fund held restricted securities representing 0.5% of net assets. The restricted securities held as of September 30, 2007 are identified below:

SECURITY	ACQUISITION DATE	ACQUISITION COST	SHARES	FAIR VALUE
Value Fund
China Natural Gas, Inc. (Common Stock)	8/2/07	$4,875,000	1,500,000	$8,797,500
China Natural Gas, Inc. (When-issued warrants)	8/2/07	—	225,000	—

(i)	The Funds invest in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Funds may utilize forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Funds are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Funds did not hold any forward currency exchange contracts during the nine-month period ended or at September 30, 2007.

(j)	Each Fund may purchase securities on a when-issued basis. Payment and interest terms of these securities are set out at the time a Fund enters into the commitment to purchase, but generally the securities are not issued, and delivery and payment for such obligations does not occur until a future date that may be a month or more after the purchase date. Obligations purchased on a when-issued basis involve a risk of loss if the value of the security purchased declines prior to the settlement date, and may increase fluctuation in a Fund’s net asset value. On the date a Fund enters into an agreement to purchase securities on a when-issued basis, it will record the transaction and reflect the value of the obligation in determining its net asset value. In addition, the respective Fund will segregate cash, obligations of the U.S. Government, its agencies or instrumentalities, or equity securities having a value at least equal to the Fund’s obligation under the position. At September 30, 2007, the Value Fund held when-issued securities representing 0.0% of net assets.

(k)	Each Fund may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

(l)	The preparation of the Schedules of Investments in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	Investment Transactions and Income Tax Basis Information

During the nine-month period ended September 30, 2007, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$129,329,887	$129,450,181
Value Plus Fund	209,171,974	216,396,560
Value Fund	1,001,829,501	848,249,866

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$333,159,929	$48,242,535	$(12,153,412)	$36,089,123
Value Plus Fund	254,747,435	28,733,184	(10,380,291)	18,352,893
Value Fund	1,561,835,692	427,568,800	(123,843,436)	303,725,364

(4)	Litigation

On July 18, 2002, pursuant to a stipulation and following a fairness hearing, the U.S. District Court for the Eastern District of Wisconsin approved a settlement of a consolidated class action brought by shareholders of the Heartland High-Yield Municipal Bond Fund and the Short Duration High-Yield Municipal Fund (together, the “High-Yield Funds”), in which the Corporation, the Advisor, the High-Yield Funds and certain other parties were named as defendants. The litigation arose out of a repricing of the securities in the High-Yield Funds in October 2000. Under the terms of the settlement, the Corporation, the Advisor, the High-Yield Funds and certain related parties were dismissed and released from all claims in the class action upon establishment of a settlement fund for the benefit of the class plaintiffs. Neither the Corporation nor any of its separate funds, directors, or officers were required to contribute to the settlement fund (although an affiliate of the Advisor did make a substantial contribution to facilitate settlement). Subsequently, all other suits filed by persons who opted out of the class action settlement were also settled without any contribution from the Corporation, its Funds, directors or officers. The High-Yield Funds, which had been in receivership since March 2001, were liquidated in December 2004.

On December 11, 2003, the SEC filed a civil complaint in United States District Court for the Eastern District of Wisconsin (Civil Action No. 03C1427) relating to the High-Yield Funds against the Advisor; William J. Nasgovitz, President of the Advisor, President and a director of the Corporation and member of the Heartland Value Fund portfolio management team; Paul T. Beste, Chief Operating Officer of the Advisor, Vice President and Secretary of the Corporation; Kevin D. Clark, an officer of the Advisor; Hugh Denison, a former director of the Corporation who presently serves as Senior Vice President of the Advisor and as a member of the portfolio management team for the Heartland Select Value Fund and Heartland Value Fund; certain former officers of the Advisor; and others.

The SEC alleges various violations of the federal securities laws with respect to the pricing of securities owned by the High Yield Funds and the related calculation of the High-Yield Funds’ net asset value per share from March 2000 to March 2001; disclosures in the prospectus, other SEC filings and promotional materials for the High-Yield Funds relating to risk management, credit quality, liquidity and pricing; breach of fiduciary duty; the sale in September and October 2000 by certain individual defendants of shares of the High-Yield Funds while in possession of material, non-public information about those funds; and the disclosure of material, non-public information to persons who effected such sales. The SEC seeks civil penalties and disgorgement of all gains received by the defendants as a result of the conduct alleged in the complaint, a permanent injunction against the defendants from further violations of the applicable federal securities laws, and such other relief as the court deems appropriate.

In February 2004, the Advisor, and Messrs. Nasgovitz, Beste, Denison, and Clark filed their answers to the SEC’s complaint, denying the allegations and claims made therein and raising affirmative defenses.

The complaint does not involve the Corporation, the Heartland Select Value, Value Plus or Value Funds, any portfolio manager of the Funds (other than Mr. Nasgovitz and Mr. Denison) or any of the current independent directors of the Corporation. However, an adverse outcome for the Advisor and/or its officers named in the complaint could result in an injunction that would bar the Advisor from serving as investment advisor to the Funds or bar such officers from continuing to serve in their official capacities for the Advisor. The Advisor has advised the Funds that, if these results occur, the Advisor will seek exemptive relief from the SEC to permit it to continue serving as investment advisor to the Funds. There is no assurance that the SEC will grant such exemptive relief.

(5)	Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities at anytime during the nine-month period ended September 30, 2007:

VALUE FUND

	SHARE BALANCE AT JANUARY 1, 2007	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2007		REALIZED GAINS (LOSSES)

SECURITY NAME					DIVIDENDS
Actuate Corp.	4,000,000	—	2,500,000	1,500,000	$—	$9,671,486
AirNet Systems, Inc.	1,000,000	—	8,110	991,890	—	(41,635)
AmeriServ Financial, Inc.	1,000,675	199,325	—	1,200,000	—	—
Analysts International Corp.	1,600,000	700,000	—	2,300,000	—	—
Ashworth, Inc.	608,431	141,569	—	750,000	—	—
BioScrip, Inc.	2,000,000	—	—	2,000,000	—	—
Buca, Inc.	1,200,000	—	5,650	1,194,350	—	(28,073)
Caraustar Industries, Inc.	500,000	1,000,000	1,500,000	—	—	(5,511,853)
China BAK Battery, Inc.	1,104,000	1,617,319	2,721,319	—	—	(4,793,654)
China Natural Gas, Inc.	—	1,500,000	—	1,500,000	—	—
Clayton Williams Energy, Inc.	548,760	—	—	548,760	—	—
CNS Response, Inc.	—	1,800,000	—	1,800,000	—	—
CNS Response, Inc. (warrants)	—	540,000	—	540,000	—	—
CompuDyne Corp.	750,000	—	750,000	—	—	(33,094)
Computer Task Group, Inc.	—	1,000,000	—	1,000,000	—	—
Corgi International, Ltd. (ADR)	160,571	—	—	160,571	—	—
Criticare Systems, Inc.	678,000	322,000	—	1,000,000	—	—
Discovery Laboratories, Inc.	1,000,000	4,500,000	—	5,500,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	750,000	—	—	750,000	—	—
Far East Energy Corp.	7,500,000	—	—	7,500,000	—	—
Fidelity Southern Corp.	—	500,000	—	500,000	40,222	—
FirstCity Financial Corp.	811,800	—	—	811,800	—	—
Flanders Corp.	1,000,044	1,894,600	519,077	2,375,567	—	(1,994,959)
Fuelcell Energy, Inc.	—	3,000,000	—	3,000,000	—	—
Hampshire Group, Ltd.	465,540	—	—	465,540	—	—
hi/fn, inc.	1,287,104	12,896	—	1,300,000	—	—
Hooper Holmes, Inc.	—	5,000,000	—	5,000,000	—	—
Hudson Highland Group, Inc.	1,930,000	—	930,000	1,000,000	—	8,279,108
Hy-Drive Technologies, Ltd. (CAD)	2,500,000	525,000	25,000	3,000,000	—	59,335
Industrial Distribution Group, Inc.	—	500,000	—	500,000	—	—
InterDigital, Inc.	2,750,000	—	—	2,750,000	—	—
Intersections, Inc.	630,000	870,000	—	1,500,000	—	—
James River Coal Co.	—	1,000,000	1,000,000	—	—	(3,985,292)
Journal Register Co.	—	4,004,900	951,000	3,053,900	70,000	(2,945,268)
KMG America Corp.	500,000	1,000,000	500,000	1,000,000	—	(1,204,775)
Lakeland Industries, Inc.	250,000	250,000	—	500,000	—	—
Lantronix, Inc.	5,000,000	14,800	—	5,014,800	—	—
LECG Corp.	300,000	1,300,000	100,000	1,500,000	—	(258,336)
Magnetek, Inc.	200,000	2,239,600	—	2,439,600	—	—
MEDTOX Scientific, Inc.	508,750	—	508,750	—	—	6,651,440
Mesa Air Group, Inc.	1,000,000	700,000	221,500	1,478,500	—	(735,086)
MFRI, Inc.	350,000	—	150,000	200,000	—	3,454,649
Midway Gold Corp. (CAD)(1)	35,140	2,464,860	—	2,500,000	2	—
Midwest Air Group, Inc.	1,200,000	—	1,200,000	—	—	13,472,427
Mobius Management Systems, Inc.	250,000	750,000	1,000,000	—	—	3,158,853
Modtech Holdings, Inc.	1,400,000	—	100,900	1,299,100	—	(802,880)
Napco Security Systems, Inc.	—	1,250,000	—	1,250,000	—	—
National Dentex Corp.	—	320,953	—	320,953	—	—
National Home Health Care Corp.	441,000	65,502	—	506,502	112,051	—
Natrol, Inc.	500,000	500,000	—	1,000,000	—	—
Newpark Resources, Inc.	4,500,000	—	—	4,500,000	—	—
O.I. Corp.	245,900	—	—	245,900	36,885	—
Oil-Dri Corp. of America	562,500	—	—	562,500	208,125	—
Origin Agritech, Ltd.	778,302	721,698	410,500	1,089,500	—	(1,589,855)
Osteotech, Inc.	1,240,000	—	—	1,240,000	—	—
ParkerVision, Inc.	1,322,300	775,000	2,097,300	—	—	10,769,739
ParkerVision, Inc.	—	400,000	400,000	—	—	—
ParkerVision, Inc. (warrants)	375,000	—	375,000	—	—	—
Patrick Industries, Inc.	293,525	—	—	293,525	—	—
PDI, Inc.	1,270,000	—	270,000	1,000,000	—	(892,372)
Phoenix Footwear Group, Inc.	763,900	26,100	—	790,000	—	—
PLATO Learning, Inc.	750,000	1,250,000	494,400	1,505,600	—	(1,405,600)
Pope & Talbot, Inc.	—	1,000,000	1,000,000	—	—	(6,549,992)
Portec Rail Products, Inc.	538,400	161,600	—	700,000	117,546	—
Quovadx, Inc.	3,700,000	—	3,700,000	—	—	2,065,451
RCM Technologies, Inc.	780,100	—	—	780,100	—	—
Sangamo BioSciences, Inc.	—	2,200,000	—	2,200,000	—	—
Senesco Technologies, Inc.	1,279,925	334,075	365,167	1,248,833	—	(592,274)
Senesco Technologies, Inc. (warrants)	50,000	—	—	50,000	—	—
Sirna Therapeutics, Inc.	6,440,000	—	6,440,000	—	—	71,452,496
SM&A	965,900	34,100	—	1,000,000	—	—
Smith & Wollensky Restaurant Group, Inc.	574,400	—	574,400	—	—	1,491,768
Spanish Broadcasting System, Inc. (Class A)	—	3,000,000	—	3,000,000	—	—
SPAR Group, Inc.	1,228,000	—	—	1,228,000	—	—
SRI/Surgical Express, Inc.	500,000	—	—	500,000	—	—
STAAR Surgical Co.	2,000,000	500,000	600,000	1,900,000	—	(3,782,025)
StarTek, Inc.	—	750,000	—	750,000	—	—
Supreme Industries, Inc. (Class A)	—	592,300		592,300	52,412	—
Tasty Baking Co.	500,000	—	75,100	424,900	75,000	73,910
TechTeam Global, Inc.	975,000	—	—	975,000	—	—
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
The Princeton Review, Inc.	2,000,000	—	500,000	1,500,000	—	833,807
Tier Technologies, Inc. (Class B)	1,800,000	—	850,000	950,000	—	(818,952)
VistaCare, Inc. (Class A)	500,000	500,000	500,000	500,000	—	(2,132,616)
Voyager Learning Co. (2)	1,500,000	—	289,900	1,210,100	—	(109,825)
Wireless Ronin Technologies, Inc.	723,000	202,000	—	925,000	—	—
WSB Financial Group, Inc.	95,000	200,000	—	295,000	—	—

					$712,243	$91,226,053

(1)	Formerly known as Pan Nevada Gold Corp., merged on 4/16/07 with an adjusted share balance.

(2)	Formerly known as ProQuest Co.

Item 2.	Controls and Procedures.

(a) The registrant’s management, with the participation of its principal executive officer and principal financial officer has evaluated effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as conducted within 90 days of the filing date of this report. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date 11/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date 11/19/07

By (Signature and Title)	/s/ Christine A. Roberts
Christine A. Roberts, Treasurer and Principal Accounting Officer

Date 11/19/07